Average Annual Total Returns{- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-09 - Fidelity Freedom Blend 2045 Fund	Fidelity Advisor Freedom Blend 2045 Fund - Class A Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class M Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class M Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class C Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class C Return Before Taxes Since Inception		Fidelity Advisor Freedom Blend 2045 Fund - Class I Advisor Return Before Taxes Past 1 year	Fidelity Advisor Freedom Blend 2045 Fund - Class I Advisor Return Before Taxes Since Inception		Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Since Inception		SP001 Past 1 year	SP001 Since Inception		F0390 Past 1 year	F0390 Since Inception
Total	9.28%	11.22%	[1]	6.74%	9.50%	[1]	6.46%	8.37%	[1]	11.65%	11.74%	[1]	13.97%	12.35%	[1]	16.21%	13.49%	[1]	16.36%	13.63%	[1]	28.71%	18.13%	[1]	16.18%	13.11%	[1]

[1]	(a)From August 31, 2018